Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Oct. 30, 2015
Retail | Fidelity Conservative Income Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fsst_SupplementTextBlock	Supplement to the
Fidelity® Conservative Income Bond Fund
October 30, 2015
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Fee Table" on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.30%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.10%
Total annual operating expenses	0.40%
Fee waiver and/or expense reimbursementA	0.05%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.35%

A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse the Retail Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.35%. This arrangement will remain in effect through October 31, 2016. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

1 year	$ 36
3 years	$ 123
5 years	$ 218
10 years	$ 499